ACCOUNTS RECEIVABLE, NET	6 Months Ended
Sep. 30, 2025
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 — ACCOUNTS RECEIVABLE, NET

	As of March 31,	As of September 30,
	2025	2025
	RMB	RMB
Accounts receivable	52,845	97,260
Allowance for credit losses	(52,845)	(46,089)
Accounts receivable, net	-	51,171

The Company analyzed the collectability of accounts receivable based on historical collection and the customers’ intention of payment. As a result of such analysis, the allowance for credit loss was as follows:

	For the six months ended September 30,
	2024	2025
	RMB	RMB
Balance at beginning of period	293	52,845
Reversal of allowance for credit losses	-	(6,299)
Foreign currency translation difference	(2)	(457)
Balance at the end of period	291	46,089

As of March 31, 2025 and September 30, 2025, the allowance for credit losses amounted to RMB52.8 million and RMB46.1 million, respectively. The Company determined that the collection of these customers’ receivable is not probable due to financial difficulties experienced by related customers.

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)